Subsequent Events - Summary of Shareholding Before Restructuring (Parenthetical) (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 09, 2018
Subsequent Event [Line Items]
Common stock, shares outstanding	70,488,700	70,488,700	1	1
Parent [Member] | Before Restructuring [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	7,048,870
Parent [Member] | Before Restructuring [Member] | To Be Surrendered After Restructuring [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	100,000
Percentage of shareholding	100.00%